Property and Equipment, Net - Table (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 57,447	$ 56,908
Less: accumulated depreciation and amortization		(39,522)	(38,430)
Property and equipment, net	$ 28,030	17,925	18,478
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment		37,745	38,340
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		6,701	7,108
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		11,741	10,586
Other
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 1,260	$ 874